DISCONTINUED OPERATIONS - Schedule of condensed cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Renren SNS [Member]
Net cash (used in) provided by operating activities	$ (1,437)	$ (8,144)
Oak Pacific Investment
Net cash (used in) provided by operating activities	(28,134)	7,532
Net cash (used in) provided by investing activities	12	(8,450)
Net cash provided by financing activities	$ 60,000	$ 0